INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)			6 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
INCOME TAX AND DEFERRED TAX ASSETS
Loss before income taxes			$ 1,150,766	$ (154,412)
Provision for current income tax			0
Provision for deferred income tax			0
Statutory income tax rate	25.00%
Current income tax paid			$ 0	$ 0
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Statutory income tax rate			16.50%	16.50%
UK
INCOME TAX AND DEFERRED TAX ASSETS
Statutory income tax rate	25.00%	19.00%	19.00%	19.00%
Maximum amount of profits for small profits rate of corporation tax | £	£ 50,000
PRC
INCOME TAX AND DEFERRED TAX ASSETS
Statutory income tax rate			25.00%	25.00%
Japan
INCOME TAX AND DEFERRED TAX ASSETS
Statutory income tax rate			30.60%
Profits does not exceed GBP 50,000 | UK
INCOME TAX AND DEFERRED TAX ASSETS
Statutory income tax rate	19.00%